Intangible assets - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of intangible assets and goodwill [line items]
Discount rate applied to cash flow projections	16.54%	17.00%
Impairment loss recognised in profit or loss, intangible assets other than goodwill	SFr 26,424
Intangible assets other than goodwill	SFr 162,915	SFr 192,299
Increase in pre tax discount rate	0.0200
Reduction in the probability of success	0.0235
On Market Products [member]
Disclosure of intangible assets and goodwill [line items]
Explanation of period over which management has projected cash flows	five years
Attrition rate	5.00%
In Process Projects Products [member]
Disclosure of intangible assets and goodwill [line items]
Explanation of period over which management has projected cash flows	19 years
ACER-001 [member] | Acers Territories [member]
Disclosure of intangible assets and goodwill [line items]
Net profit split ratio based on territory	60.00%
ACER-001 [member] | Acer Therapeutics, Inc. [member] | Acers Territories [member]
Disclosure of intangible assets and goodwill [line items]
Net profit split ratio based on territory	40.00%
ACER-001 [member] | Acer Therapeutics, Inc. [member] | Reliefs Territories [member]
Disclosure of intangible assets and goodwill [line items]
Percentage of royalty on net sales payable	15.00%
PKU Golike [member]
Disclosure of intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	SFr 23,913
Intangible assets other than goodwill	4,678
Sentinox [member]
Disclosure of intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	2,958
Intangible assets other than goodwill	529
RLF-TD11 [member]
Disclosure of intangible assets and goodwill [line items]
Intangible assets other than goodwill	SFr 49,604
Percentage of reduction in market penetration rate	20.00%
Impairment loss due one year delay in regulatory approval	SFr 5,816
Impairment loss due to reduction in market penetration rate	12,245
RLF-100 [member]
Disclosure of intangible assets and goodwill [line items]
Intangible assets other than goodwill	85,321
Amount by which unit's recoverable amount exceeds its carrying amount	SFr 19,639
Percentage of reduction in expected gross margin during commercialization	15.00%
Percentage of increase in development costs	75.00%
Diclofenac [member]
Disclosure of intangible assets and goodwill [line items]
Intangible assets other than goodwill	SFr 5,670
Technologies, patents and trademarks [member]
Disclosure of intangible assets and goodwill [line items]
Weighted average amortization period of acquired intangible assets	8 years 8 months 12 days
Technologies, patents and trademarks [member] | PKU Golike [member]
Disclosure of intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	SFr 174
Intangible assets under development [member] | RLF-OD32 [member]
Disclosure of intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	SFr 314
Goodwill [member] | APR [member]
Disclosure of intangible assets and goodwill [line items]
Acquisitions through business combinations, intangible assets other than goodwill		SFr 8,658
Bottom of range [member] | Technologies, patents and trademarks [member]
Disclosure of intangible assets and goodwill [line items]
Amortization period of acquired intangible assets	2 years
Bottom of range [member] | Intangible assets under development [member] | Probabilities of Success [member]
Disclosure of intangible assets and goodwill [line items]
Significant unobservable input, assets	0.15
Top of range [member] | Technologies, patents and trademarks [member]
Disclosure of intangible assets and goodwill [line items]
Amortization period of acquired intangible assets	14 years
Top of range [member] | Intangible assets under development [member] | Probabilities of Success [member]
Disclosure of intangible assets and goodwill [line items]
Significant unobservable input, assets	0.80